Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income/(Loss) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating income/(loss):
Share of income from subsidiaries	$ 853	$ 7,909	$ 8,585
Selling and marketing expenses	(37)	(62)
General and administrative expenses	(4,977)	(586)	(547)
Research and development expenses	(4,522)
Income/(loss) from operations	(8,683)	7,261	8,038
Interest income, net	94	69
Foreign exchange (loss)/gain	337	(216)	(264)
Income/(loss) before income tax expense	(8,252)	7,114	7,774
Income tax expense
Net income/(loss)	(8,252)	7,114	7,774
Other comprehensive income
Total comprehensive income/(loss)	$ (8,252)	$ 7,114	$ 7,774